Merger - Additional Information (Detail)	Sep. 18, 2021 USD ($) Facility $ / shares shares	Dec. 10, 2020 $ / shares	Sep. 17, 2021 $ / shares
Business Acquisition [Line Items]
Reverse acquisition ownership percentage	50.62%
GNB Financial Services Inc [Member]
Business Acquisition [Line Items]
Merger completion date	Sep. 18, 2021
Percentage of merger	100.00%
Business acquisition oppurtunity to receive in cash per share | $ / shares		$ 87.68
Business acquisition,share price | $ / shares	$ 7.3064	$ 7.3064	$ 12.9
Business acquisition aggregate minimum percentage of acquiree common shres outstanding will be exchanged for acquirer common stock		80.00%
Merger effective date	Sep. 18, 2021
Business acquisition percentage of consideration received by shareholders in cash	14.865%
Business acquisition percentage of common shares received by shareholder for existing shares	85.135%
Number of shares of common stock issued | shares	4,845,897
Percentage of outstanding common shares post-merger	49.40%
Total fair value consideration	$ 71,473,000
Fair value of common stock issued	61,396,000
Cash consideration	10,077,000
Fair value of options and warrants	$ 7,400,000
Reverse acquisition ownership percentage	50.62%
Fair value of premium amortized over estimated life of investments	$ 96,000
Loans receivable with an unpaid principal balance	$ 425,000,000
Number of facility leases | Facility	4
Fair value adjustment of long term borrowings	$ 0
GNB Financial Services Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Fair value of common stock issued	$ 54,000,000